Principal Funds, Inc.
Supplement dated December 2, 2016
to the Statutory Prospectus dated March 29, 2016
(as supplemented on May 31, 2016, June 17, 2016, July 29, 2016, and September 16, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR MULTI-MANAGER EQUITY LONG/SHORT FUND
Under Principal Investment Strategies, delete the European Low Net section.
In the Management section, under Sub-Advisors, delete Columbus Circle Investors.

MANAGEMENT OF THE FUNDS
Under The Sub-Advisors, delete Columbus Circle Investors.

1